Investment in Partnership	12 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Investment in Partnership

NOTE – 7	INVESTMENT IN PARTNERSHIP

In 2006, The Company acquired a 19% interest in Crop Resources LLC by contributing $25,000 cash to the partnership. Investment in partnership was comprised of the following amounts as of September 30, 2012 and 2011, respectively.

Partnership	Crop Resources LLC
Percentage of Ownership	19%
Book Equity 9/30/2010	$21,917
Share of Net (Loss)	(681)

Book Equity 9/30/2011	21,236

Share of Net (Loss)	(1,438)
Book Equity 9/30/2012	$19,798